Consolidated Balance Sheets (Parentheticals) - $ / shares		Jul. 31, 2026	Jul. 31, 2025
Statement of Financial Position [Abstract]
Ordinary shares par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	[1]	500,000,000	500,000,000
Ordinary shares, shares issued	[1]	35,000,000	31,733,724
Ordinary shares, shares outstanding	[1]	35,000,000	31,733,724

[1]	Ordinary shares and share data have been presented on a retroactive basis to reflect the reorganization completed on March 1, 2026 (Note 1(b)).